VESSELS AND EQUIPMENT, NET (Narrative) (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) containership	Dec. 31, 2018 USD ($) containership	Dec. 31, 2017 USD ($)	Dec. 31, 2019 vessel	Dec. 31, 2019	Dec. 31, 2019 USD ($)	Apr. 30, 2019 Rate
Property Subject to or Available for Operating Lease [Line Items]
Number of vessels sold | containership	0	1
Transferred costs		$ 1,640,000				$ 30,642,000
Vessel and equipment, net		76,875,000
Vessel impairment charge	$ 60,054,000	64,338,000	$ 0
Number of offshore supply vessels | containership	4
Number of container vessels impaired | containership	2
Depreciation	$ 116,381,000	$ 104,079,000	88,150,000
Number of offshore supply vessels owned				5	5
Number of offshore supply vessels under operating leases		2
Charterhire, percentage rate		50.00%					100.00%
Container vessels
Property Subject to or Available for Operating Lease [Line Items]
Cost		$ 1,955,880,000				1,867,873,000
Accumulated depreciation		(396,168,000)				(463,168,000)
Investments in leaseback assets		1,559,712,000				1,404,705,000
Vessel and equipment, net		76,900,000
Depreciation	80,300,000	99,600,000	88,200,000
Property Subject to Operating Lease
Property Subject to or Available for Operating Lease [Line Items]
Vessel impairment charge	$ 55,500,000	25,400,000	$ 0.0
MSC Margarita And MSC Vidhi
Property Subject to or Available for Operating Lease [Line Items]
Cost						40,300,000
Accumulated depreciation						(13,000,000.0)
Investments in leaseback assets						$ 27,300,000
SFL Avon | Container vessels
Property Subject to or Available for Operating Lease [Line Items]
Investments in leaseback assets		$ 12,300,000